Derivative Instruments and Hedges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			9 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2008	Sep. 30, 2012 Designated as Hedging Instrument Commodity swaps
Derivative Instruments, Gain (Loss) [Line Items]
Notional value of receive-variable, pay-fixed interest rate swap			$ 250
Hedged notes repurchased during the period		69.8
Loss on receive-variable, pay-fixed interest rate swap	0.3	0.3
Receive-variable, pay-fixed interest rate swap, expiration date	Feb. 01, 2010
Net losses expected to be reclassified from accumulated other comprehensive income into earnings within the next 12 months				$ 0.6